Common shares and treasury shares (Narrative) (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Common shares [Line Items]
Number of shares repurchased			434,145
Average price per ADS | $ / shares			$ 54.6194
Aggregate consideration | $			$ 23.7
Purchase of a capped call option | $			$ 11.7
Initial investment returned	¥ 84.8	$ 12.2
Class A common shares
Common shares [Line Items]
Common shares, shares authorized			10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued			1,301,845,404	981,740,848	945,245,908
Common shares, shares outstanding			1,293,162,504	981,740,848	945,245,908
Number of shares repurchased			8,682,900
Average price per share | $ / shares			$ 2.7310
Class A common shares | Bigo Inc
Common shares [Line Items]
Issuance of common stock for acquisition (in shares)			305,127,046
Class B common shares
Common shares [Line Items]
Common shares, shares authorized			1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued			326,509,555	288,182,976	317,982,976
Common shares, shares outstanding			326,509,555	288,182,976	317,982,976
Class B common shares | Bigo Inc
Common shares [Line Items]
Issuance of common stock for acquisition (in shares)			38,326,579
Restricted shares | Class A common shares
Common shares [Line Items]
Issuance of common share (in shares)			6,216,060	6,694,940	21,305,880
common Stock | Class A common shares
Common shares [Line Items]
Issuance of common share (in shares)					132,250,000
Common shares, shares outstanding			1,293,162,504	981,740,848	945,245,908	750,115,028
Issuance of common stock for acquisition (in shares)			305,127,046
common Stock | Class B common shares
Common shares [Line Items]
Conversion of Stock, Shares Converted				29,800,000	41,575,000
Common shares, shares outstanding			326,509,555	288,182,976	317,982,976	359,557,976
Issuance of common stock for acquisition (in shares)			38,326,579